UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04627

Name of Registrant: Vanguard Convertible Securities Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: August 31, 2012

Item 1: Schedule of Investments

Vanguard Convertible Securities Fund

Schedule of Investments
As of August 31, 2012

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	($000)	($000)
Convertible Bonds (86.6%)
Consumer Discretionary (8.9%)
1 Goldman Sachs Group Inc. Cvt. (Convertible
into Ford Motor Co.)	0.250%	2/28/17	USD	4,640	4,071
Group 1 Automotive Inc. Cvt.	2.250%	6/15/36	USD	6,650	7,382
Hengdeli Holdings Ltd. Cvt.	2.500%	10/20/15	HKD	22,000	2,780
1 Iconix Brand Group Inc. Cvt.	2.500%	6/1/16	USD	3,365	3,340
Interpublic Group of Cos. Inc. Cvt.	4.750%	3/15/23	USD	2,585	2,814
Intime Department Store Group Co. Ltd. Cvt.	1.750%	10/27/13	HKD	19,000	2,526
1 Lennar Corp. Cvt.	2.000%	12/1/20	USD	6,115	7,888
Liberty Interactive LLC Cvt.	3.125%	3/30/23	USD	3,355	4,378
MGM Resorts International Cvt.	4.250%	4/15/15	USD	27,425	27,699
Newford Capital Ltd. Cvt.	0.000%	5/12/16	USD	5,700	5,579
Nokian Renkaat OYJ Cvt.	0.000%	6/27/14	EUR	3,100	4,691
Power Regal Group Ltd. Cvt.	2.250%	6/2/14	HKD	19,180	3,066
1 priceline.com Inc. Cvt.	1.000%	3/15/18	USD	28,925	30,263
Ryland Group Inc. Cvt.	1.625%	5/15/18	USD	11,100	12,543
Sekisui House Ltd. Cvt.	0.000%	7/5/16	JPY	150,000	1,948
Standard Pacific Corp. Cvt.	1.250%	8/1/32	USD	15,025	16,302
Steinhoff Finance Holding GmbH Cvt.	5.000%	5/22/16	EUR	5,550	7,536
Steinhoff Finance Holding GmbH Cvt.	4.500%	3/31/18	EUR	200	246
TUI Travel PLC Cvt.	6.000%	10/5/14	GBP	200	316
TUI Travel PLC Cvt.	4.900%	4/27/17	GBP	1,900	2,875
					148,243
Consumer Staples (1.6%)
Aeon Co. Ltd. Cvt.	0.300%	11/22/13	JPY	107,000	1,452
Glory River Holdings Ltd. Cvt.	1.000%	7/29/15	HKD	24,100	3,140
Marine Harvest ASA Cvt.	4.500%	2/23/15	EUR	700	984
Olam International Ltd. Cvt.	6.000%	10/15/16	USD	4,500	4,916
Pescanova SA Cvt.	6.750%	3/5/15	EUR	2,050	2,579
Pescanova SA Cvt.	5.125%	4/20/17	EUR	1,850	2,094
Tyson Foods Inc. Cvt.	3.250%	10/15/13	USD	4,670	5,119
Unicharm Corp. Cvt.	0.000%	9/24/15	JPY	310,000	4,746
Wilmar International Ltd. Cvt.	0.000%	12/18/12	USD	2,000	2,335
					27,365
Energy (7.5%)
BPZ Resources Inc. Cvt.	6.500%	3/1/15	USD	9,035	6,257
Cie Generale de Geophysique - Veritas Cvt.	1.750%	1/1/16	EUR	2,060	2,995
Endeavour International Corp. Cvt.	5.500%	7/15/16	USD	7,960	7,184
Exterran Holdings Inc. Cvt.	4.250%	6/15/14	USD	5,055	5,491
Goodrich Petroleum Corp. Cvt.	5.000%	10/1/29	USD	340	320
Helix Energy Solutions Group Inc. Cvt.	3.250%	3/15/32	USD	17,385	18,645
1 Hornbeck Offshore Services Inc. Cvt.	1.500%	9/1/19	USD	19,210	19,546
Hornbeck Offshore Services Inc. Cvt.	1.625%	11/15/26	USD	2,430	2,540
Lukoil International Finance BV Cvt.	2.625%	6/16/15	USD	5,300	5,674
Paladin Energy Ltd. Cvt.	3.625%	11/4/15	USD	3,866	3,416
Paladin Energy Ltd. Cvt.	6.000%	4/30/17	USD	1,272	1,260
1 PDC Energy Inc. Cvt.	3.250%	5/15/16	USD	7,010	6,782
Pembina Pipeline Corp. Cvt.	5.750%	12/31/18	CAD	3,360	3,698
Pembina Pipeline Corp. Cvt.	5.750%	11/30/20	CAD	185	204

Petrominerales Ltd. Cvt.	2.625%	8/25/16	USD	1,900	1,827
Progress Energy Resources Corp. Cvt.	5.250%	10/31/14	CAD	3,132	4,020
Seadrill Ltd. Cvt.	3.375%	10/27/17	USD	2,100	2,909
1 Stone Energy Corp. Cvt.	1.750%	3/1/17	USD	23,900	21,988
Subsea 7 SA Cvt.	2.250%	10/11/13	USD	3,500	4,081
Technip SA Cvt.	0.500%	1/1/16	EUR	831	1,254
TMK Bonds SA Cvt.	5.250%	2/11/15	USD	4,100	4,092
					124,183
Financials (11.9%)
1 American Equity Investment Life Holding Co.
Cvt.	3.500%	9/15/15	USD	15,465	17,611
1 American Equity Investment Life Holding Co.
Cvt.	5.250%	12/6/29	USD	2,582	3,424
1 Amtrust Financial Services Inc. Cvt.	5.500%	12/15/21	USD	9,645	11,104
Annaly Capital Management Inc. Cvt.	4.000%	2/15/15	USD	1,375	1,743
Annaly Capital Management Inc. Cvt.	5.000%	5/15/15	USD	8,590	8,654
BES Finance Ltd. Cvt.	1.625%	4/15/13	USD	5,600	5,359
1 BioMed Realty LP Cvt.	3.750%	1/15/30	USD	5,915	6,876
CapitaCommercial Trust Cvt.	2.500%	9/12/17	SGD	2,500	2,047
CapitaLand Ltd. Cvt.	2.875%	9/3/16	SGD	4,750	3,780
China Overseas Grand Oceans Finance
Cayman Ltd. Cvt.	2.000%	3/21/17	HKD	27,000	3,633
1 DFC Global Corp. Cvt.	3.250%	4/15/17	USD	14,490	15,993
DFC Global Corp. Cvt.	3.000%	4/1/28	USD	8,726	10,133
Fidelity National Financial Inc. Cvt.	4.250%	8/15/18	USD	9,600	10,896
Fonciere Des Regions Cvt.	3.340%	1/1/17	EUR	3,453	4,288
Forest City Enterprises Inc. Cvt.	4.250%	8/15/18	USD	22,052	22,272
Graubuendner Kantonalbank Cvt.	2.000%	5/8/14	CHF	4,390	4,762
1 Host Hotels & Resorts LP Cvt.	2.500%	10/15/29	USD	14,370	18,447
Industrivarden AB Cvt.	2.500%	2/27/15	EUR	1,950	2,851
Industrivarden AB Cvt.	1.875%	2/27/17	EUR	1,350	1,733
KFW Cvt.	1.500%	7/30/14	EUR	1,200	1,825
1 NorthStar Realty Finance LP Cvt.	7.500%	3/15/31	USD	12,075	12,815
Old Republic International Corp. Cvt.	3.750%	3/15/18	USD	8,515	8,302
ORIX Corp. Cvt.	1.000%	3/31/14	JPY	300,000	4,369
QBE Funding Trust Cvt.	0.000%	5/12/30	USD	2,955	1,899
Sherson Ltd. Cvt.	0.000%	6/4/14	HKD	36,070	5,569
Shui On Land Ltd. Cvt.	4.500%	9/29/15	CNY	4,000	615
Siemens Financieringsmaatschappij NV Cvt.	1.050%	8/16/17	USD	2,000	1,980
Siemens Financieringsmaatschappij NV Cvt.	1.650%	8/16/19	USD	1,000	992
1 SL Green Operating Partnership LP Cvt.	3.000%	10/15/17	USD	655	756
Wereldhave NV Cvt.	2.875%	11/18/15	EUR	2,750	3,355
					198,083
Health Care (19.9%)
Accuray Inc. Cvt.	3.750%	8/1/16	USD	2,150	2,120
Brookdale Senior Living Inc. Cvt.	2.750%	6/15/18	USD	26,990	28,677
Chemed Corp. Cvt.	1.875%	5/15/14	USD	6,955	7,190
Gilead Sciences Inc. Cvt.	1.625%	5/1/16	USD	24,450	34,505
Hologic Inc. Cvt.	2.000%	12/15/37	USD	15,900	17,569
Hologic Inc. Cvt.	2.000%	3/1/42	USD	13,885	13,468
Insulet Corp. Cvt.	3.750%	6/15/16	USD	4,839	5,335
Integra LifeSciences Holdings Corp. Cvt.	1.625%	12/15/16	USD	16,108	15,967
1 Isis Pharmaceuticals Inc. Cvt.	2.750%	10/1/19	USD	12,703	14,323
LifePoint Hospitals Inc. Cvt.	3.500%	5/15/14	USD	13,324	14,207
1 Medicines Co. Cvt.	1.375%	6/1/17	USD	7,600	8,541
Medicis Pharmaceutical Corp. Cvt.	1.375%	6/1/17	USD	14,255	14,041

Medivation Inc. Cvt.	2.625%	4/1/17	USD	3,115	4,061
Molina Healthcare Inc. Cvt.	3.750%	10/1/14	USD	10,835	11,919
NuVasive Inc. Cvt.	2.750%	7/1/17	USD	5,550	5,203
Omnicare Inc. Cvt.	3.750%	4/1/42	USD	33,729	32,000
Orpea Cvt.	3.880%	1/1/16	EUR	2,563	3,357
1 PSS World Medical Inc. Cvt.	3.125%	8/1/14	USD	10,690	12,734
Qiagen Euro Finance SA Cvt.	3.250%	5/16/26	USD	3,500	4,178
Salix Pharmaceuticals Ltd. Cvt.	2.750%	5/15/15	USD	361	436
1 Salix Pharmaceuticals Ltd. Cvt.	1.500%	3/15/19	USD	25,810	25,649
Sawai Pharmaceutical Co. Ltd. Cvt.	0.000%	9/17/15	JPY	188,000	2,662
Teleflex Inc. Cvt.	3.875%	8/1/17	USD	8,990	10,968
1 United Therapeutics Corp. Cvt.	1.000%	9/15/16	USD	15,665	20,032
Volcano Corp. Cvt.	2.875%	9/1/15	USD	7,920	9,514
1 Wright Medical Group Inc. Cvt.	2.000%	8/15/17	USD	10,650	11,302
					329,958
Industrials (9.7%)
Abengoa SA Cvt.	4.500%	2/3/17	EUR	2,150	2,282
1 Air Lease Corp. Cvt.	3.875%	12/1/18	USD	20,615	21,233
Asahi Glass Co. Ltd. Cvt.	0.000%	11/14/14	JPY	185,000	2,324
Avis Budget Group Inc. Cvt.	3.500%	10/1/14	USD	11,180	13,989
1 Barnes Group Inc. Cvt.	3.375%	3/15/27	USD	1,885	2,001
2 Barnes Group Inc. Cvt.	3.375%	3/15/27	USD	7,740	8,214
1 CBIZ Inc. Cvt.	4.875%	10/1/15	USD	2,435	2,411
Chart Industries Inc. Cvt.	2.000%	8/1/18	USD	9,560	12,093
Covanta Holding Corp. Cvt.	3.250%	6/1/14	USD	15,745	18,500
GenCorp Inc. Cvt.	4.063%	12/31/39	USD	3,650	4,476
Greenbrier Cos. Inc. Cvt.	3.500%	4/1/18	USD	13,795	11,898
1 Kaman Corp. Cvt.	3.250%	11/15/17	USD	5,380	6,335
Kloeckner & Co. Financial Services SA Cvt.	2.500%	12/22/17	EUR	3,300	3,730
Larsen & Toubro Ltd. Cvt.	3.500%	10/22/14	USD	2,600	2,617
1 Lufthansa Malta Blues LP Cvt.	0.750%	4/5/17	EUR	1,388	1,832
Misarte Cvt.	3.250%	1/1/16	EUR	2,842	4,075
Nexans SA Cvt.	4.000%	1/1/16	EUR	2,485	3,327
Nidec Corp. Cvt.	0.000%	9/18/15	JPY	100,000	1,275
PB Issuer No 2 Ltd. Cvt.	1.750%	4/12/16	USD	2,810	2,625
Russel Metals Inc. Cvt.	7.750%	9/30/16	CAD	3,325	3,907
San Miguel Corp. Cvt.	2.000%	5/5/14	USD	5,400	5,578
SGL Carbon SE Cvt.	0.750%	5/16/13	EUR	450	566
SGL Carbon SE Cvt.	2.750%	1/25/18	EUR	2,900	3,693
SM Investments Corp. Cvt.	1.625%	2/15/17	USD	3,600	3,744
Societa Iniziative Autostradali e Servizi SPA
Cvt.	2.625%	6/30/17	EUR	1,682	1,940
Tem SAS Cvt.	4.250%	1/1/15	EUR	1,758	2,330
1 Titan Machinery Inc. Cvt.	3.750%	5/1/19	USD	8,005	7,345
Wabash National Corp. Cvt.	3.375%	5/1/18	USD	7,255	7,083
					161,423
Information Technology (17.5%)
Atos Cvt.	2.500%	1/1/16	EUR	2,466	3,765
AU Optronics Corp. Cvt.	0.000%	10/13/15	USD	3,200	2,536
BroadSoft Inc. Cvt.	1.500%	7/1/18	USD	7,695	8,609
BroadSoft Inc. Cvt.	1.500%	7/1/18	USD	565	632
Cap Gemini SA Cvt.	3.500%	1/1/14	EUR	1,402	1,965
1 Ciena Corp. Cvt.	3.750%	10/15/18	USD	15,705	16,529
Comtech Telecommunications Corp. Cvt.	3.000%	5/1/29	USD	8,880	9,457
1 CSG Systems International Inc. Cvt.	3.000%	3/1/17	USD	9,590	10,705
1 DealerTrack Holdings Inc. Cvt.	1.500%	3/15/17	USD	7,120	7,440

	Econocom Group Cvt.	4.000%	6/1/16	EUR	1,946	2,506
	Electronic Arts Inc. Cvt.	0.750%	7/15/16	USD	885	819
	Hanwha SolarOne Co. Ltd. Cvt.	3.500%	1/15/18	USD	1,953	1,406
	Hon Hai Precision Industry Co. Ltd. Cvt.	0.000%	10/12/13	USD	100	101
	Ingenico Cvt.	2.750%	1/1/17	EUR	407	683
	Intel Corp. Cvt.	2.950%	12/15/35	USD	5,745	6,413
	Intel Corp. Cvt.	3.250%	8/1/39	USD	5,259	6,817
	Ixia Cvt.	3.000%	12/15/15	USD	9,726	10,966
	Lam Research Corp. Cvt.	0.500%	5/15/16	USD	6,515	6,271
	Lam Research Corp. Cvt.	1.250%	5/15/18	USD	10,760	10,545
	Linear Technology Corp. Cvt.	3.000%	5/1/27	USD	6,850	7,175
	Mentor Graphics Corp. Cvt.	4.000%	4/1/31	USD	14,845	17,035
	Micron Technology Inc. Cvt.	1.875%	6/1/27	USD	9,684	8,716
1	Micron Technology Inc. Cvt.	1.500%	8/1/31	USD	17,725	16,130
1	Micron Technology Inc. Cvt.	1.875%	8/1/31	USD	3,660	3,312
1	Micron Technology Inc. Cvt.	3.125%	5/1/32	USD	13,990	13,168
	Neopost SA Cvt.	3.750%	2/1/15	EUR	2,845	3,676
1	Nuance Communications Inc. Cvt.	2.750%	11/1/31	USD	25,460	28,961
	ON Semiconductor Corp. Cvt.	2.625%	12/15/26	USD	17,487	18,099
	SanDisk Corp. Cvt.	1.500%	8/15/17	USD	27,735	30,716
1	Take-Two Interactive Software Inc. Cvt.	1.750%	12/1/16	USD	3,915	3,548
1	TIBCO Software Inc. Cvt.	2.250%	5/1/32	USD	19,760	19,809
1	Vishay Intertechnology Inc. Cvt.	2.250%	11/15/40	USD	2,875	2,444
1	Vishay Intertechnology Inc. Cvt.	2.250%	5/15/41	USD	10,745	7,857
1	Vishay Intertechnology Inc. Cvt.	2.250%	6/1/42	USD	2,215	2,099
						290,910
Materials (8.3%)
	African Minerals Ltd. Cvt.	8.500%	2/10/17	USD	2,800	2,708
	AngloGold Ashanti Holdings Finance plc Cvt.	3.500%	5/22/14	USD	2,300	2,444
	Aquarius Platinum Ltd. Cvt.	4.000%	12/18/15	USD	2,400	1,368
	ArcelorMittal Cvt.	5.000%	5/15/14	USD	1,295	1,318
	Cemex SAB de CV Cvt.	4.875%	3/15/15	USD	24,859	23,181
	Cemex SAB de CV Cvt.	3.250%	3/15/16	USD	15,972	14,874
	Glencore Finance Europe SA Cvt.	5.000%	12/31/14	USD	1,400	1,715
	Goldcorp Inc. Cvt.	2.000%	8/1/14	USD	1,085	1,250
	Kaiser Aluminum Corp. Cvt.	4.500%	4/1/15	USD	7,855	10,305
	Petropavlovsk 2010 Ltd. Cvt.	4.000%	2/18/15	USD	3,100	2,775
	Royal Gold Inc. Cvt.	2.875%	6/15/19	USD	9,320	10,473
	RTI International Metals Inc. Cvt.	3.000%	12/1/15	USD	11,885	12,034
	Salzgitter Finance BV Cvt.	1.125%	10/6/16	EUR	200	242
	Salzgitter Finance BV Cvt.	2.000%	11/8/17	EUR	2,650	3,704
[1,2] ShengdaTech Inc. Cvt.		6.500%	12/15/15	USD	305	15
	Steel Dynamics Inc. Cvt.	5.125%	6/15/14	USD	10,627	11,331
	Tata Steel Ltd. Cvt.	4.500%	11/21/14	USD	3,531	3,487
	United States Steel Corp. Cvt.	4.000%	5/15/14	USD	29,775	30,184
	Welspun Corp. Ltd. Cvt.	4.500%	10/17/14	USD	2,700	2,403
	Western Areas NL Cvt.	6.375%	7/2/14	AUD	1,185	1,200
	Western Areas NL Cvt.	6.400%	7/2/15	AUD	500	511
						137,522
Telecommunication Services (0.7%)
	Billion Express Investments Ltd. Cvt.	0.750%	10/18/15	USD	4,800	5,052
	Inmarsat PLC Cvt.	1.750%	11/16/17	USD	1,300	1,638
	Portugal Telecom International Finance BV
	Cvt.	4.125%	8/28/14	EUR	750	927
	SK Telecom Co. Ltd. Cvt.	1.750%	4/7/14	USD	2,961	3,165
						10,782

Utilities (0.6%)
Tata Power Co. Ltd. Cvt.	1.750%	11/21/14	USD	2,700	2,700
YTL Corp. Finance Labuan Ltd. Cvt.	1.875%	3/18/15	USD	5,800	6,482
					9,182
Total Convertible Bonds (Cost $1,408,341)					1,437,651
	Coupon			Shares
Convertible Preferred Stocks (11.0%)
Consumer Discretionary (2.0%)
General Motors Co. Pfd.	4.750%			464,100	16,534
Interpublic Group of Cos. Inc. Pfd.	5.250%			15,740	16,153
					32,687
Energy (3.7%)
Apache Corp. Pfd.	6.000%			147,900	7,238
1 Chesapeake Energy Corp. Pfd.	5.750%			13,950	12,764
Energy XXI Bermuda Ltd. Pfd.	5.625%			50,420	17,805
Goodrich Petroleum Corp. Pfd.	5.375%			358,000	12,194
SandRidge Energy Inc. Pfd.	8.500%			116,380	12,387
					62,388
Financials (2.2%)
Entertainment Properties Trust Pfd.	5.750%			237,600	4,919
Fifth Third Bancorp Pfd.	8.500%			60,550	8,621
Health Care REIT Inc. Pfd.	6.500%			190,133	10,528
MetLife Inc. Pfd.	5.000%			83,200	5,611
Wintrust Financial Corp. Pfd.	5.000%			7,530	7,822
					37,501
Health Care (1.8%)
HealthSouth Corp. Pfd.	6.500%			16,430	17,601
Omnicare Capital Trust II Pfd.	4.000%			253,600	11,618
					29,219
Industrials (1.3%)
Continental Airlines Finance Trust II Pfd.	6.000%			112,030	3,746
Stanley Black & Decker Inc. Pfd.	4.750%			33,480	3,953
United Technologies Corp. Pfd.	7.500%			253,200	14,133
					21,832
Total Convertible Preferred Stocks (Cost $173,635)					183,627
Temporary Cash Investment (1.8%)
Money Market Fund (1.8%)
3 Vanguard Market Liquidity Fund (Cost
$29,453)	0.158%			29,452,738	29,453

Total Investments (99.4%) (Cost $1,611,429)					1,650,731
Other Assets and Liabilities-Net (0.6%)[4]					10,005
Net Assets (100%)					1,660,736

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, the aggregate value of these securities was $459,423,000, representing 27.7% of net assets.
2 Non-income-producing security--interest payments in default.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Cash of $2,500,000 has been segregated as collateral for open forward currency contracts.
REIT—Real Estate Investment Trust.
AUD—Australian dollars.

Convertible Securities Fund

CAD—Canadian dollars.
CHF—Swiss francs.
CNY—Chinese Yuan.
EUR—Euro.
GBP—British pounds.
HKD—Hong Kong dollars.
JPY—Japanese Yen.
SGD—Singapore dollars.
USD—United States dollars.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Convertible Securities Fund

The following table summarizes the market value of the fund's investments as of August 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Convertible Bonds	—	1,437,651	—
Convertible Preferred Stocks	183,627	—	—
Temporary Cash Investments	29,453	—	—
Forward Currency Contracts—Assets	—	1	—
Forward Currency Contracts—Liabilities	—	(2,875)	—
Total	213,080	1,434,777	—

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Convertible Securities Fund

At August 31, 2012, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
						Appreciation
	Contract					(Depreciation)
Counterparty	Settlement Date		Receive		Deliver	($000)
UBS AG	10/18/12	USD	83,439	EUR	66,160	(2,174)
UBS AG	10/18/12	USD	20,423	HKD	158,385	1
UBS AG	10/18/12	USD	18,680	JPY	1,462,050	(177)
UBS AG	10/18/12	USD	11,559	CAD	11,419	(301)
UBS AG	10/18/12	USD	4,880	CHF	4,645	(124)
UBS AG	10/18/12	USD	3,828	SGD	4,775	(41)
UBS AG	10/18/12	USD	2,909	GBP	1,832	(46)
UBS AG	10/18/12	USD	1,790	AUD	1,740	(12)
						(2,874)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss Franc.
EUR—Euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
SGD—Singapore dollar.
USD—U.S. dollar.

E. At August 31, 2012, the cost of investment securities for tax purposes was $1,611,093,000. Net unrealized appreciation of investment securities for tax purposes was $39,638,000, consisting of unrealized gains of $98,640,000 on securities that had risen in value since their purchase and $59,002,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CONVERTIBLE SECURITIES FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CONVERTIBLE SECURITIES FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 17, 2012

VANGUARD CONVERTIBLE SECURITIES FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 17, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.